Note 27 - Income taxes (Detail) - The (provision for) benefit from taxes on income from continuing operations: (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current	$ 466,010	$ (763,341)	$ (1,805,227)
Deferred	794,598	(536,640)	365,966
Total	$ 1,260,608	$ (1,299,981)	$ (1,439,261)